Annual Total Returns[BarChart] - Invesco SP 500 GARP ETF - ETF	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	16.59%	29.44%	15.95%	6.19%	(0.49%)	35.84%	1.81%	39.28%	15.95%